Insurance Receivable and Impairment	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Insurance Receivable And Impairment Text Block

(3) Insurance Receivable and Impairment

In August 2016, one of the Company’s customers filed for bankruptcy.  The book value of containers, net on direct financing and operating leases with this customer was $178,344 and $88,171, respectively. On August 31, 2016, the Company terminated its direct finance leases with this customer and, accordingly, the customer’s net investment in financing leases was reclassified to containers, net and an impairment of $17,399 was recorded to write down the containers to the lower of estimated fair market value or net book value. The Company has estimated the recovery to be 90% of the containers on lease to this customer based on the Company’s current recovery of these containers.  Accordingly, the Company recorded an impairment of $24,912 during the year ended December 31, 2016 on the estimated unrecoverable containers of 10%.  The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from this customer, the cost to recover containers, up to 183 days of lost lease rental income and defaulted accounts receivable. An insurance receivable of $39,321, net of insurance deductible of $4,750, was recorded for estimated proceeds due to the Company for the estimate of the unrecoverable containers of $24,912 which were written off during the year ended December 31, 2016 and $19,159 recovery costs recorded as a reduction to direct container expense. The total impairment of $22,149, net of estimated insurance proceeds of $20,162, was recorded in container impairment in the condensed consolidated statements of comprehensive (loss) income for the year ended December 31, 2016. In addition, bad debt expense of $18,992, net of estimated insurance proceeds of $2,592, was recorded in the condensed consolidated statements of comprehensive (loss) income for the year ended December 31, 2016 to fully reserve for the customer’s outstanding accounts receivable. Insurance receivable related to this bankrupt customer amounted to a total of $41,913 as of December 31, 2016.

In August 2015, one of the Company’s customers became insolvent and containers on operating and direct financing leases to the customer were deemed unlikely to be recovered. The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from its customers, the cost to recover containers and up to 183 days of lost lease rental income.  Accordingly, during the year ended December 31, 2015, an impairment was recorded to write off containers, net and net investment in direct financing and sales-type leases with book values of $8,815 and $2,903, respectively. In addition, bad debt expense of $2,574 was recorded in the condensed consolidated statements of comprehensive (loss) income for the year ended December 31, 2015 to fully reserve for the customer’s outstanding accounts receivable.  As of December 31, 2015, an insurance receivable of $11,436 was recorded for $8,796 of estimated proceeds for containers unlikely to be recovered, $1,685 of recovery costs recorded as a reduction to direct container expense and $955 of lost lease rental income recorded as a reduction to container impairment. The impairment net of estimated insurance proceeds of $1,968 was recorded in container impairment in the condensed consolidated statements of comprehensive (loss) income for the year ended December 31, 2015.  An additional insurance receivable of $1,007 was recorded for the year ended December 31, 2016 for $768 of recovery costs recorded as a reduction to direct container expense and $239 of lost lease rental income recorded as a reduction to container impairment for the years ended December 31, 2016. For the year ended December 31, 2016, the Company received a total of $8,250 insurance proceeds, which was recorded as a reduction to the insurance receivable. In addition, the Company received final insurance proceeds of $2,872 in January 2017 and accordingly, wrote-off the remaining balance of insurance receivable of $1,321 recorded a $469 increase to containers, net, a $1,052 to container impairment and a $200 reduction to recovery costs for the year ended December 31,2016. Insurance receivable related to this insolvent customer amounted to $2,872 as of December 31, 2016.